Other financial liabilities	12 Months Ended
Dec. 31, 2025
Other financial liabilities
Other financial liabilities

18 Other financial liabilities

Other financial liabilities consist of customer deposits designated at fair value and debt securities in issue. For accounting policy information refer to Accounting policies 3.8 and 3.10.

	2025	2024
	£m	£m
Customer deposits
including repos	2,312	1,812
Debt securities in issue
- MRELs	25,441	23,998
- Other medium term notes	28,033	22,087
- Commercial paper and certificates of deposit	9,401	11,266
- Covered bonds	749	749
- Securitisation	1,663	1,175
Total	67,599	61,087